Charles Schwab Investment Management, Inc.
101 Montgomery Street
San Francisco, CA 94104
May 1, 2009
VIA EDGAR
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Schwab Capital Trust (File Nos. 33-62470 and 811-7704)

Schwab Monthly Income Funds
Post-Effective Amendment No. 99

Dear Sir or Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectus and Statement of Additional Information, dated April 30, 2009, for the above-named funds that would have been filed pursuant to Rule 497(c) does not differ from the prospectus and Statement of Additional Information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.
Sincerely,
/s/ Christine Pierangeli
Christine Pierangeli
Corporate Counsel
Charles Schwab Investment Management, Inc.